Evercore Equity Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Beverages - 2.2%
Constellation Brands, Inc. - Class A	32,775	$7,403,545

Building Materials - 2.6%
Builders FirstSource, Inc.(a)	96,500	8,567,270

Chemicals - 2.2%
Celanese Corp.	66,185	7,206,885

Distributors - 1.5%
Pool Corp.	15,000	5,136,600

Drugs - 2.1%
Abbott Laboratories	70,035	7,091,744

Electrical Equipment - 4.5%
CDW Corp.	59,770	11,648,576
Generac Holdings, Inc.(a)	33,420	3,609,694
		15,258,270
Energy - 3.9%
Chevron Corp.	34,300	5,596,388
EOG Resources, Inc.	64,810	7,429,170
		13,025,558
Financial Services - 14.0%
BlackRock, Inc. - Class A	8,240	5,513,549
JPMorgan Chase & Co.	64,125	8,356,129
Mastercard, Inc.	33,950	12,337,770
Morgan Stanley	120,095	10,544,341
The Blackstone Group Inc. - Class A	116,460	10,229,846
		46,981,635
Health Care Services - 8.1%
Thermo Fisher Scientific, Inc.	25,480	14,685,908
UnitedHealth Group, Inc.	26,745	12,639,419
		27,325,327
Insurance - 2.3%
Chubb Ltd.	40,130	7,792,443

Office Equipment - 5.3%
Apple, Inc.	108,835	17,946,892

Pipelines - 2.6%
Williams Companies, Inc.	290,070	8,661,490

Property Management - 2.7%
CBRE Group, Inc. - Class A(a)	123,715	9,007,689

Restaurants - 2.6%
McDonald's Corp.	31,590	8,832,880

Retail - 2.6%
TJX Companies, Inc.	110,900	8,690,124

Semiconductors - 5.5%
NVIDIA Corp.	27,085	7,523,401
Texas Instruments, Inc.	58,415	10,865,774
		18,389,175
Services - 9.5%
Accenture PLC - Class A	32,850	9,388,858
Alphabet, Inc. - Class A(a)	42,860	4,445,868
Alphabet, Inc. - Class C(a)	90,885	9,452,040
Amazon.com, Inc.(a)	84,445	8,722,324
		32,009,090
Software - 10.6%
Adobe Systems, Inc.(a)	18,900	7,283,493
Ansys, Inc.(a)	15,640	5,204,992
Microsoft Corp.	60,200	17,355,660
SS&C Technologies Holdings, Inc.	103,205	5,827,986
		35,672,131
Specialty Retail - 11.3%
AutoZone, Inc.(a)	4,820	11,848,283
BorgWarner, Inc.	168,005	8,250,726
Home Depot, Inc.	38,895	11,478,692
Nike, Inc. - Class B	50,710	6,219,074
		37,796,775
Telecommunications - 2.2%
American Tower Corp. - REIT	35,995	7,355,218

TOTAL COMMON STOCKS (Cost $168,386,237)		$330,150,741

SHORT-TERM INVESTMENT - 1.7%
Invesco Government & Agency Portfolio, Institutional Class, 4.733% (b)	5,865,519	5,865,519
TOTAL SHORT-TERM INVESTMENT (Cost $5,865,519)		$5,865,519

Total Investments (Cost $174,251,756) - 100.0%		$336,016,260
Other Assets in Excess of Liabilities - 0.0%		5,918
TOTAL NET ASSETS - 100.0%		$336,022,178

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day effective yield as of March 31, 2023.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$330,150,741	$–	$–	$330,150,741
Short-Term Investment	5,865,519	–	–	5,865,519
Total Investments	$336,016,260	$–	$–	$336,016,260